Investing In CERFs (Narrative) (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Average month-end notional amount open CERFs	$ 1,634,239,228	$ 1,637,577,662